LOANS - Impaired Consumer Loans (Details) - Consumer $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) quarter
Financing receivable impaired
Recorded investment	$ 3,748	$ 4,868
Unpaid principal balance	4,009	5,369
Related specific allowance	813	1,381
Average carrying value	4,200	4,595
Interest income recognized	265	$ 251
Number of quarters used to calculate the average recorded investment balance | quarter		4
Residential first mortgages
Financing receivable impaired
Recorded investment	1,521	$ 1,858
Unpaid principal balance	1,595	2,033
Related specific allowance	87	157
Average carrying value	1,564	1,682
Interest income recognized	88	101
Recorded investment, impaired financing receivable without specific allowance	190	211
Home equity loans
Financing receivable impaired
Recorded investment	191	479
Unpaid principal balance	344	652
Related specific allowance		60
Related specific allowance (recovery)	(1)
Average carrying value	336	527
Interest income recognized	9	13
Recorded investment, impaired financing receivable without specific allowance	94	147
Credit cards
Financing receivable impaired
Recorded investment	1,582	1,982
Unpaid principal balance	1,609	2,135
Related specific allowance	594	918
Average carrying value	1,795	1,926
Interest income recognized	116	106
Personal, small business and other
Financing receivable impaired
Recorded investment	454	549
Unpaid principal balance	461	549
Related specific allowance	133	246
Average carrying value	505	460
Interest income recognized	$ 52	$ 31